[EATON VANCE LOGO]

EATON VANCE
EMERGING
GROWTH
FUND

Eaton Vance
Global Management-Global Distribution

Semiannual Report June 30, 1999


Eaton Vance Emerging Growth Fund as of June 30, 1999

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Edward E. (Jack) Smiley, Jr., Portfolio Manager"]

Investment Environment
--------------------------------------------------------------------------

The Economy

* Despite lower export demand from troubled Asian nations, the U.S. economy remained on track in the first half of 1999. Consumer spending was very strong, with Americans posting a negative savings rate for much of the period. Manufacturing rebounded strongly, especially in electronics, construction and machinery.

* Gross Domestic Product increased by a stronger-than-expected 4.6% in the first quarter of 1999, while the unemployment rate was 4.1%, close to a 25-year low.

* Inflation remained well under control, although higher energy prices and signs of wage pressures caught the attention of the Federal Reserve. A tight labor market has threatened to exert inflationary pressures in some employment sectors.

The Stock Market

* The U.S. stock market surged to new highs in the first six months of the year, with the S&P 500 Index logging a total return of 12.36%.1 Technology and telecom stocks led the market advance, while Internet-related stocks underwent a significant correction.

* Although small-cap stocks -- the Fund's investment universe -- again underperformed large-cap stocks, there are signs that a recovery in small stocks may be underway. Semiconductor and software companies have enjoyed strong earnings momentum. Energy service companies have benefited from an increase in energy prices and a surge in drilling activity.

* Increasingly, investors have focused on relative valuations. The ratio of small-cap price-earnings multiples to large-cap multiples is the smallest in nearly 20 years. Yet, while companies in the S&P 500 Index are likely to grow earnings just 9 to 10% in 1999, some forecasts expect the small-cap segment to post earnings growth in the 30% range.

The Fund
--------------------------------------------------------------------------

Performance for the Past Six Months

* The Fund had a total return of 15.98% during the six-month period ended
  June 30, 1999.2 That return was the result of a rise in net asset value per share to $14.44 on June 30, 1999 from $12.44 on December 31, 1998. By comparison, the S&P SmallCap 600 Index rose just 5.04% during the six-month period.1

Management Discussion

* Information services and software companies remained a major focus of the Fund. Acxiom Corp. provides data management and warehousing services that aid companies in their marketing strategies. The company's second quarter earnings rose 34%. Elsewhere in the group, Veritas Software produces data storage software, which helps companies store data while preventing data loss or file corruption.

* Energy stocks, which were weak performers early in the year, have rallied sharply in recent months, as energy prices have recovered. Newfield Exploration, which explores and develops oil and natural gas properties in the Gulf of Mexico, benefited from a significant increase in production output.

* In the semiconductor sector, the Fund maintained an investment in Helix Technologies, Inc. The company has developed cryogenic and vacuum technologies used to improve the performance of semiconductors. Despite an uneven climate for chip sales, the company reported sharply higher second quarter earnings and a 26% increase in sales.

* Health care was among the weaker areas for the Fund during the period, and management has become increasingly selective in the sector. Changing policies regarding reimbursements and Health Maintenance Organizations have clouded the earnings outlook for many health care companies.

----------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
----------------------------------------------------------------------------

-----------------------------------------------
Fund Information
as of June 30, 1999

Performance3
-----------------------------------------------
Average Annual Total Return
-----------------------------------------------
One year                                 19.74%
Life of Fund (1/2/97)                    20.60

SEC Average Annual Total Return
-----------------------------------------------
One year                                 12.84%
Life of Fund (1/2/97)                    17.76

Ten Largest Equity Holdings4
-----------------------------------------------
Affiliated Computer Systems, Inc.         2.3%
Bed, Bath & Beyond, Inc.                  1.8
MiniMed, Inc.                             1.8
Central Newspapers, Inc. Class A          1.7
Acxiom Corp.                              1.7
Outdoor Systems, Inc.                     1.6
Vitesse Semiconductor Corp.               1.6
Apollo Group, Inc. Class A                1.5
Siebel Systems, Inc.                      1.5
Qlogic Corp.                              1.5

1 It is not possible to invest directly in an Index.
2 This return does not include the Fund's maximum 5.75% sales charge.
3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge.
4 Because the Fund is actively managed, industry weightings are subject to change. Ten largest holdings represent 17.0% of the Fund's investments, based on market value.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Eaton Vance Emerging Growth Fund as of June 30, 1999

PORTFOLIO OF INVESTMENTS

Common Stocks -- 90.0%

Security                                              Shares            Value
------------------------------------------------------------------------------
Advertising -- 2.6%
------------------------------------------------------------------------------
Catalina Marketing Corp.                                  50          $  4,600
Outdoor Systems, Inc.                                    187             6,826
------------------------------------------------------------------------------
                                                                      $ 11,426
------------------------------------------------------------------------------

Application Software -- 1.3%
------------------------------------------------------------------------------
HNC Software, Inc.                                       100          $  3,081
Remedy Corp.                                             100             2,687
------------------------------------------------------------------------------
                                                                      $  5,768
------------------------------------------------------------------------------

Banks -- Regional -- 2.8%
------------------------------------------------------------------------------
Centura Banks, Inc.                                       50          $  2,819
City National Corp.                                      100             3,744
Cullen Frost Bankers, Inc.                               200             5,512
------------------------------------------------------------------------------
                                                                      $ 12,075
------------------------------------------------------------------------------

Banks and Money Services -- 0.9%
------------------------------------------------------------------------------
Bank United Corp. Class A                                100          $  4,019
------------------------------------------------------------------------------

Biotechnology -- 0.7%
------------------------------------------------------------------------------
Entremed Inc.                                             50          $  1,125
Millennium Pharmeceuticals, Inc.                          50             1,800
------------------------------------------------------------------------------
                                                                      $  2,925
------------------------------------------------------------------------------

Broadcasting and Cable -- 1.9%
------------------------------------------------------------------------------
Entercom Communications Corp.                            100          $  4,275
Hispanic Broadcasting Corp.                               50             3,794
------------------------------------------------------------------------------
                                                                      $  8,069
------------------------------------------------------------------------------

Business Products & Services -- 9.6%
------------------------------------------------------------------------------
Abacus Direct Corp.                                       50          $  4,575
CN Maximus, Inc.                                         100             2,875
Cognex Corp.                                             100             3,156
Dendrite International, Inc.                             100             3,612
Exchange Applications, Inc.                              100             4,075
Harte Hanks, Inc.                                        100             2,712
Iron Mountain, Inc.                                       50             1,431
National Computer Systems, Inc.                          100             3,375
National Data Corp.                                      150             6,413
Sylvan Learning Systems, Inc.                            175             4,758
United Stationers, Inc.                                  200             4,400
------------------------------------------------------------------------------
                                                                      $ 41,382
------------------------------------------------------------------------------

Communications Services -- 2.6%
------------------------------------------------------------------------------
Comverse Technology, Inc.                                 70          $  5,285
Exodus Communications, Inc.                               50             5,997
------------------------------------------------------------------------------
                                                                      $ 11,282
------------------------------------------------------------------------------

Computer Software -- 7.6%
------------------------------------------------------------------------------
Brio Technology, Inc.                                    150          $  3,000
Great Plains Software, Inc.                               50             2,359
International Integration, Inc.                          200             4,500
Peregrine Systems Inc                                    100             2,569
Phoenix Technology Ltd.                                  100             1,788
Sapient Corp.                                             50             2,831
Siebel System, Inc.                                      100             6,638
Veritas Software Corp.                                    62             5,886
Whittman-Hart Inc.                                       100             3,175
------------------------------------------------------------------------------
                                                                      $ 32,746
------------------------------------------------------------------------------

Consumer Services -- 1.0%
------------------------------------------------------------------------------
Strayer Education, Inc.                                  135          $  4,143
------------------------------------------------------------------------------

Education & Training Services -- 2.6%
------------------------------------------------------------------------------
Apollo Group, Inc. Class A                               250          $  6,641
Devry, Inc.                                              200             4,475
------------------------------------------------------------------------------
                                                                      $ 11,116
------------------------------------------------------------------------------

Electronics -- Semiconductors -- 8.7%
------------------------------------------------------------------------------
Applied Micro Circuits Corp.                              50          $  4,112
Dallas Semiconductor Corp.                               100             5,050
Helix Technology Corp.                                   100             2,394
Micrel Inc.                                               60             4,440
Microchip Technology Inc.                                 50             2,369
PMC Sierra, Inc.                                         100             5,894
Qlogic Corp.                                              50             6,600
Vitesse Semiconductor Corp.                              100             6,744
------------------------------------------------------------------------------
                                                                      $ 37,603
------------------------------------------------------------------------------

Entertainment -- 1.5%
------------------------------------------------------------------------------
Cinar Films Inc. Class B                                 100          $  2,450
Speedway Motorsports                                     100             3,931
------------------------------------------------------------------------------
                                                                      $  6,381
------------------------------------------------------------------------------

Foods -- 0.3%
------------------------------------------------------------------------------
Lance Inc.                                                79          $  1,234
------------------------------------------------------------------------------

Health Services -- 7.7%
------------------------------------------------------------------------------
Biomatrix Inc.                                           100          $  2,162
Express Scripts, Inc. Class A                             50             3,009
Haemonetics Corp. Mass.                                  100             2,006
Human Genome Sciences, Inc.                               50             1,975
MiniMed, Inc.                                            100             7,694
Province Healthcare Co.                                  200             3,900
Renal Care Group, Inc.                                   200             5,175
Sepracor Inc.                                             50             4,063
Sunrise Assisted Living, Inc.                            100             3,488
------------------------------------------------------------------------------
                                                                      $ 33,472
------------------------------------------------------------------------------

Information Services -- 12.0%
------------------------------------------------------------------------------
Acxiom Corp.                                             300          $  7,481
Affiliated Computer Services, Inc.                       200            10,125
BISYS Group, Inc.                                         85             4,972
Cambridge Technology Partners, Inc.                      150             2,634
Career Education Corp.                                    50             1,691
Diamond Technology Partners, Inc. Class A                100             2,237
Eclipsys Corp.                                           100             2,394
IDX System Corp.                                         150             3,384
Medical Manager Corp.                                     50             2,212
MedQuest Inc.                                            150             6,563
Pegasus Systems, Inc.                                    100             3,744
Provant Inc.                                             200             3,113
Superior Consultant Holdings Co.                          50             1,234
------------------------------------------------------------------------------
                                                                      $ 51,784
------------------------------------------------------------------------------

Insurance -- 1.4%
------------------------------------------------------------------------------
Mutual Risk Management Ltd.                              100          $  3,337
Reinsurance Group of America, Inc.                        75             2,513
------------------------------------------------------------------------------
                                                                      $  5,850
------------------------------------------------------------------------------

Investment Services -- 0.5%
------------------------------------------------------------------------------
Waddell & Reed Financial, Inc. Class                     100          $  2,744
------------------------------------------------------------------------------

Medical Products -- 2.4%
------------------------------------------------------------------------------
Osteotech Inc.                                            50          $  1,437
Resmed Inc.                                              140             4,646
Xomed Surgical Products, Inc.                            100             4,869
------------------------------------------------------------------------------
                                                                      $ 10,952
------------------------------------------------------------------------------

Metals -- Minerals -- 0.6%
------------------------------------------------------------------------------
Stillwater Mining Co.                                     75          $  2,452
------------------------------------------------------------------------------

Oil and Gas -- Exploration and Production -- 7.0%
------------------------------------------------------------------------------
Cross Timbers Oil Co.                                    400          $  5,950
Louis Dreyfus Natural Gas                                200             4,312
Nuevo Energy Co.                                         300             3,975
Noble Affiliates, Inc.                                   100             2,819
Newfield Exploration Co.                                 210             5,972
Santa Fe Snyder Corp.                                    103               782
Stone Energy Corp.                                        50             2,119
Varco International, Inc.                                300             3,281
Vintage Petroleum, Inc.                                  100             1,075
------------------------------------------------------------------------------
                                                                      $ 30,285
------------------------------------------------------------------------------

Publishing -- 1.7%
------------------------------------------------------------------------------
Central Newspapers, Inc. Class A                         200          $  7,525
------------------------------------------------------------------------------

Restaurants -- 3.4%
------------------------------------------------------------------------------
Applebee's International, Inc.                           150          $  4,519
Papa John's International, Inc.                          120             5,362
Sonic Corp.                                              150             4,894
------------------------------------------------------------------------------
                                                                      $ 14,775
------------------------------------------------------------------------------

Retail -- Food and Drug -- 0.4%
------------------------------------------------------------------------------
Wild Oats Markets, Inc.                                   50          $  1,517
------------------------------------------------------------------------------

Retail -- Specialty and Apparel -- 5.9%
------------------------------------------------------------------------------
99 Cents Only Stores                                      50          $  2,497
Bed Bath & Beyond, Inc.                                  200             7,700
The Buckle, Inc.                                         100             2,875
Childrens Place Retail Stores, Inc.                      100             4,050
Ethan Allen Interiors, Inc.                               75             2,831
The Men's Wearhouse, Inc.                                112             2,856
O'Reilly Automotive, Inc.                                 50             2,519
------------------------------------------------------------------------------
                                                                      $ 25,328
------------------------------------------------------------------------------

Semiconductor Equipment -- 0.4%
------------------------------------------------------------------------------
PRI Automation, Inc.                                      50          $  1,812
------------------------------------------------------------------------------

Telecommunications -- 0.4%
------------------------------------------------------------------------------
Digital Island, Inc.                                     100          $  1,794
------------------------------------------------------------------------------

Transportation -- 1.5%
------------------------------------------------------------------------------
Swift Transporatation, Inc.                              300          $  6,600
------------------------------------------------------------------------------

Waste Management -- 0.6%
------------------------------------------------------------------------------
Casella Waste Systems, Inc. Class A                      100          $  2,600
------------------------------------------------------------------------------

Total Common Stocks
  (identified cost, $281,164)                                         $389,659
------------------------------------------------------------------------------

Other assets, less liabilities -- 10.0%                               $ 43,136
------------------------------------------------------------------------------

Total Net Assets -- 100%                                              $432,795
------------------------------------------------------------------------------

See notes to financial statements


Eaton Vance Emerging Growth Fund as of June 30, 1999

FINANCIAL STATEMENTS (Unaudited)



Statement of Assets and Liabilities

As of June 30, 1999

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $281,164)                                         $389,659
Cash                                                                    12,056
Receivable for investments sold                                         23,603
Dividends receivable                                                        28
Receivable from investment adviser                                      16,705
Deferred organization expense                                              708
------------------------------------------------------------------------------
Total assets                                                          $442,759
------------------------------------------------------------------------------

Liabilities

Payable for investments purchased                                     $  6,104
Payable for fund shares redeemed                                           717
Accrued expenses                                                         3,143
------------------------------------------------------------------------------
Total liabilities                                                     $  9,964
------------------------------------------------------------------------------
Net Assets for 29,982 shares of
  beneficial interest outstanding                                     $432,795
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                       $306,893
Unrealized appreciation of investments
  (computed on the basis of identified cost)                           108,495
Accumulated net realized gain on investments
  (computed on the basis of identified cost)                            16,865
Undistributed net investment income                                        542
------------------------------------------------------------------------------
Total net assets                                                      $432,795
------------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share
------------------------------------------------------------------------------
($432,795 [DIV] 29,982 shares of
  beneficial interest outstanding)                                    $  14.44
------------------------------------------------------------------------------

Computation of Offering Price
------------------------------------------------------------------------------
Maximum offering price per share (100 [DIV] 94.25 of $14.44)          $  15.32
------------------------------------------------------------------------------



Statement of Operations

For the Six Months Ended
June 30, 1999

Investment Income
------------------------------------------------------------------------------
Income -
  Dividends                                                            $   542
------------------------------------------------------------------------------
Total investment income                                                $   542
------------------------------------------------------------------------------
Expenses -
  Investment adviser fee                                               $ 1,073
  Legal and accounting services                                         10,921
  Printing and postage                                                   1,586
  Custodian fees                                                         2,955
  Transfer and dividend disbursing agent fees                              181
  Amortization of organization expenses                                    139
  Service fees                                                             437
  Miscellaneous                                                            838
------------------------------------------------------------------------------
Total expenses                                                         $18,130
------------------------------------------------------------------------------
Deduct -
  Reduction of investment adviser fee                                  $ 1,073
  Reduction of custodian fee                                               352
  Allocation of expenses to the investment adviser                      16,705
------------------------------------------------------------------------------
Total expense reductions                                               $18,130
------------------------------------------------------------------------------

Net expenses                                                                 0
------------------------------------------------------------------------------

Net investment income                                                  $   542
------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments
------------------------------------------------------------------------------
Net realized gain on investments (identified cost basis) --            $32,557
------------------------------------------------------------------------------
Change in unrealized appreciation of investments                       $27,176
------------------------------------------------------------------------------

Net realized and unrealized gain on investments                        $59,733
------------------------------------------------------------------------------

Net increase in net assets resulting from operations                   $60,275
------------------------------------------------------------------------------

See notes to financial statements


Eaton Vance Emerging Growth Fund as of June 30, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D


Statements of Changes in Net Assets

                                                     Six Months Ended
Increase (Decrease)                                  June 30, 1999             Year Ended
in Net Assets                                        (Unaudited)        December 31, 1998
-----------------------------------------------------------------------------------------
From operations -
  Net investment income                                      $    542            $    815
  Net realized gain (loss) on investments                      32,557             (13,361)
  Net change in unrealized appreciation of investments         27,176              61,105
-----------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 60,275            $ 48,559
-----------------------------------------------------------------------------------------
Distribution to shareholders -
  From net investment income                                 $     --            $   (887)
  From net realized gain                                           --                  --
  In excess of net realized gain                                   --                  --
-----------------------------------------------------------------------------------------
Total distributions to shareholders                          $     --            $   (887)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest -
  Proceeds from sale of shares                               $  6,950            $ 19,989
  Net asset value of shares issued to
    shareholders in payment of
    distributions declared                                         --                 253
  Cost of shares redeemed                                      (2,877)             (6,078)
-----------------------------------------------------------------------------------------
Increase in net assets from
  Fund share transactions                                    $  4,073            $ 14,164
-----------------------------------------------------------------------------------------
Net increase in net assets                                   $ 64,348            $ 61,836
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of period                                       $368,447            $306,611
-----------------------------------------------------------------------------------------
At end of period                                             $432,795            $368,447
-----------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income
  included in net assets
-----------------------------------------------------------------------------------------
At end of period                                             $    542            $     --
-----------------------------------------------------------------------------------------

See notes to financial statements


Eaton Vance Emerging Growth Fund as of June 30, 1999

FINANCIAL STATEMENTS (Unaudited) CONT'D

Financial Highlights

                                                     Six Months Ended     Year Ended December 31,
                                                     June 30, 1999      --------------------------
                                                     (Unaudited)        1998(2)            1997
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $12.440            $10.830            $10.000
--------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                                $ 0.018            $ 0.028            $ 0.017
Net realized and unrealized gain                       1.982              1.612              1.871
--------------------------------------------------------------------------------------------------
Total income from operations                         $ 2.000            $ 1.640            $ 1.888
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------

  From net investment income                         $    --            $(0.030)           $    --
  From net realized gain                                  --                 --             (0.956)
  In excess of net realized gain                          --                 --             (0.102)
--------------------------------------------------------------------------------------------------

Total distributions                                  $    --            $(0.030)           $(1.058)
--------------------------------------------------------------------------------------------------

Net asset value -- End of period                     $14.440            $12.440            $10.830
--------------------------------------------------------------------------------------------------

Total Return(1)                                        15.98%             15.16%             19.26%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data *
--------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $   433            $   368            $   307
Ratios (As a percentage of average net assets)
  Expenses                                              1.90%(3)           0.13%              0.18%
  Expenses after custodian fee reduction                0.00%(3)           0.00%              0.00%
  Net investment income                                 0.29%(3)           0.25%              0.18%
Portfolio Turnover                                        60%               122%                 2%
--------------------------------------------------------------------------------------------------
* For the years ended December 31, 1997 and 1998, and the six months ended June 30, 1999, the operating expenses of the Fund reflect a waiver of the investment adviser fee and an allocation and preliminary allocation of expenses to the investment adviser, respectively. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                           $ (1.30)           $ (0.90)
--------------------------------------------------------------------------------------------------
Ratios (As a percentage of average net assets):
  Expenses                                              9.76%(3)           9.93%             10.31%
  Expenses after custodian fee reduction                9.57%(3)           9.81%             10.13%
  Net investment loss                                  (9.47)%(3)         (9.56)%            (9.95)%

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) Certain per share amounts are based on average shares outstanding.

(3) Annualized.


See notes to financial statements



Eaton Vance Emerging Growth Fund as of June 30, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies
-----------------------------------------------------------------------------
Eaton Vance Emerging Growth Fund (the "Fund" ) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $13,331 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2006.

D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G Interim Financial Information -- The interim financial statements relating to June 30, 1999 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
-----------------------------------------------------------------------------
It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of substantially all of the investment income earned by the Fund, less its expenses and (B) at least one distribution annually of substantially all of the capital gains realized by the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
-----------------------------------------------------------------------------
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          Six Months Ended
                                          June 30, 1999      Year Ended
                                          (Unaudited)        December 31, 1998
------------------------------------------------------------------------------
Sales                                            549               1,831
Issued to shareholders electing to receive
  payment of distribution in Fund shares          --                  22
Redemptions                                     (174)               (558)
------------------------------------------------------------------------------
Net increase                                     375               1,295
------------------------------------------------------------------------------

4  Investment Adviser Fee and
   Other Transactions with Affiliates
-----------------------------------------------------------------------------
Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the effective annual rate, based on average daily net assets, was 0.75%. EVM voluntarily waived the entire investment adviser fee for the period and also assumed $16,705 of additional Fund expenses.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organization.

Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no fees have been deferred.

5  Service Plan
-----------------------------------------------------------------------------
The Trustees of the Fund adopted a Service Plan designed to meet the requirement of Rule 12b-1 under the Investment Company Act of 1940 and service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Service Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms, and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. During the six months ended June 30, 1999, the Fund paid or accrued $437 under the Plan.

6  Investment Transactions
-----------------------------------------------------------------------------
Purchases and sales of investments, other than U.S. Government Securities and short-term obligations, aggregated $205,772 and $204,628 respectively.

7  Federal Income Tax Basis of Investments
-----------------------------------------------------------------------------
The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $    281,164
----------------------------------------------------------------------------
Gross unrealized appreciation                                   $    111,710
Gross unrealized depreciation                                         (3,214)
----------------------------------------------------------------------------
Net unrealized appreciation                                     $    108,496

8  Name Change
-----------------------------------------------------------------------------
Effective May 1, 1999, EV Traditional Emerging Growth Fund changed its name to Eaton Vance Emerging Growth Fund.



Eaton Vance Emerging Growth Fund as of June 30, 1999

INVESTMENT MANAGEMENT

Eaton Vance Emerging Growth Fund

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant


Investment Adviser and
Administrator of Eaton Vance
Emerging Growth Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Eaton Vance Emerging Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

2-2223-8/99                                                      T-EGSRC-8/99